Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash on hand	$ 1,112	$ 710	$ 3,193
Bank balances	98	98	3,805
Restricted cash (non-current)	248,706	195,339	143,153
Cash and Restricted Cash	$ 249,916	$ 196,147	$ 150,151